Shareholder Report, Holdings (Details) - M3Sixty Onchain U.S. Government Money Market Fund	Mar. 31, 2026
Government [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
U.S. Treasury Bill, 3.31%, 04/14/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Goldman Sachs Financial Square Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%